Investment Objectives and Goals - WisdomTree Equity Premium Income Digital Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Equity Premium Income Digital Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree Equity Premium Income Digital Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Volos U.S. Large Cap Target 2.5% PutWrite Index (the "Index").